UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code:

515/225-5400

Date of fiscal year end:

July 31, 2007

Date of reporting period:

January 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

EquiTrust Series Fund, Inc.

Semi-Annual Report January 31, 2007

5400 University Avenue

West Des Moines, IA 50266

1-877-860-2904

1-515-225-5586

www.equitrust.com

This report is not to be distributed unless preceded or accompanied by a prospectus.

Shareholder Account Access now available at www.equitrust.com

737-027(07)

PRESIDENT’S LETTER

Dear Shareholder:

Double-digit gains were the norm for the major equity indexes in the six months ended January 31, 2007. The S&P 500 Stock Composite Index (the “S&P 500”) returned 13.73% for the period, while the NASDAQ Composite (the “NASDAQ”) gained 18.23%. The primarily large company stock Dow Jones Industrial Average (the “Dow”) recorded a gain of 14.19%. Small-cap stocks provided a good showing, as well, with the Russell 2000 Index returning 14.96% for the period.

Fixed-income investors generally experienced significantly more modest returns for the period. The broad Lehman Brothers U.S. Aggregate Bond Index (the “Aggregate Bond Index”), for example, returned 3.65%. Investors were rewarded for taking on credit risk, as the Lehman Brothers High Yield Index (the “High Yield Index”) recorded a return of 8.58% for the six-month period.

The Fed’s Federal Open Market Committee (the “FOMC”) has been on hold since mid-2006, when it last hiked the Federal Funds rate to 5.25%. It remains on the defense against inflation, but appears satisfied with the current balance between inflation and domestic economic growth. The yield curve was modestly more inverted at the end of the period than at the beginning of the period, as longer-term rates declined modestly while short-term rates were little changed.

Corporate earnings growth remained strong, increasing at double-digit rates for the third- and fourth-quarters of calendar year 2006. Estimates for 2007 show continued growth but at a substantially lower rate than what has been the norm the past several years.

Over the past several years, the equity markets have gone through an optimal environment of low interest rates, low inflation, strong corporate cash flow and earnings growth, strong consumer activity and, consequently, a thriving domestic economy. Returns have been on the upside, generally, since 2003, while volatility has dipped to historical lows. As of this writing, the markets appear to be going through at least a modest correction. This reflects that equities generally rise over long periods of time, but that equity investors do have to endure periodic dips. It is in this type of environment that we encourage our shareholders to continue following a strategic asset allocation plan.

Below is a review of market and Portfolio performance for the six months ended January 31, 2007.

VALUE GROWTH: For the six-month period, the Portfolio’s Class A shares produced a total return of 10.97% and the Class B shares 10.56%. This compares to a total return of 13.73% for the benchmark S&P 500. Three sectors accounted for more than half of the benchmark’s gain for the period: consumer discretionary, financials and information technology. Within consumer discretionary, cable companies and content providers reported strong earnings, while retail and restaurant stocks benefited indirectly from falling energy prices and consequent anticipation for continued consumer spending. Shares of investment banks and insurance companies performed well, benefiting from strong financial market activity and a weak hurricane season, respectively. In the information technology sector, communications equipment, computer hardware and software stocks reported solid gains for the period.

The Portfolio trailed the benchmark due to underweight positions in the financials and information technology sectors. Valuation has kept us from taking the Portfolio to heavier weightings in investment banks and insurance companies, as well as computer hardware and internet software names. The Portfolio did outperform in the health care and industrials sectors. Within its health care exposure, the Portfolio benefited from strong stock performance from equipment manufacturers and pharmaceutical companies. We have been adding to the Portfolio’s machinery stocks position in the industrials sector, and these holdings performed particularly well relative to the S&P 500’s machinery constituents for the period.

Equity valuation was not as attractive at the end of the six-month period as it was at the beginning given equities’ strong run over this period. That said, we continue to favor large-caps over small companies given relative valuations, while within the large-cap space the growth names appear to offer more opportunity relative to the traditional value names.

HIGH GRADE BOND: Treasury yields fell over the six-month reporting period ended January 31, 2007. During the period the two-year Treasury fell by 3 basis points (“bp”) (.03%) to 4.92%, the ten-year Treasury fell by 17 bp (.17%) to 4.81% and the thirty year Treasury fell by 16 bp (.16%) to 4.91%.

During this period, the High Grade Bond-Class A shares had a total return of 3.85% and the Class B shares had a total return of 3.56%. The Aggregate Bond Index had a total return of 3.65% over the same period. The total returns for the major components of the Aggregate Bond Index were as follows: U.S. Fixed-Rate Mortgage-Backed Securities (35% of the Aggregate Bond Index), 3.86%; U.S. Treasury Securities (25% of the Aggregate Bond Index) 2.99%; and U.S. Investment Grade Corporate Securities (19% of the Aggregate Bond Index) 4.44%. The Aggregate Bond Index had an effective duration of 4.58 as of January 31, 2007. In comparison, the Portfolio had approximately 54% in corporate securities, 38% of its assets invested in fixed-rate mortgage-backed securities and 8% in cash equivalents. The effective duration of the Portfolio was 4.27.

The Class A shares outperformed the Aggregate Bond Index mainly because its overexposure to outperforming corporate securities and underexposure to underperforming Treasury securities was enough to offset Portfolio expenses. The Class B shares higher expenses caused them to underperform the Aggregate Bond Index.

Credit spreads remain at narrow levels but the current level of Treasury yields does not seem unreasonable so we feel it is appropriate to maintain our risk level roughly in line with that of the Aggregate Index.

STRATEGIC YIELD: The High Yield Index produced a return of 8.58% over the six-month reporting period ended January 31, 2007 while the Lehman Brothers U.S. Investment Grade Corporate Index (the “Investment Grade Corporate Index”) returned 4.44%. The option adjusted spread on the High Yield Index finished the current period at 258 bp (2.58%), which was 74 bp (.74%) less than at the start of the period. The High Yield Index was helped by a low level of actual defaults and the relative stability in the overall credit quality of the high yield market.

During the six-month reporting period, the Class A shares produced a total return of 5.79% while the Class B shares had a total return of 5.56%. The A and B shares outperformed the Investment Grade Corporate Index but underperformed the High Yield Index. At the end of the period the Portfolio had approximately 49% of its assets invested in securities rated high yield by Moody’s or S&P, 37% rated investment grade, 12% invested in cash equivalents and 2% not rated by either Moody’s or S&P.

High yield spread levels are at historically narrow levels and since we expect to see an increase in default rates going forward we do not view it as offering attractive value at the present time. The Portfolio has historically invested in a mix of high yield and investment grade issues attempting to find attractive issues in both markets. As always, we will attempt to seek out securities in both the investment grade and non-investment grade markets that we feel offer attractive potential returns for the amount of risk taken.

MANAGED: The Managed Portfolio-Class A and Class B shares returned 7.68% and 7.41%, respectively, for the six-month period. Equity indexes generally turned in higher gains than did fixed-income benchmarks for the period, while returns on cash investments were similar to those of high quality fixed-income securities.

The Portfolio is most heavily weighted towards equities, but it also has a significant allocation to fixed-income securities and cash. Its equity exposure trailed the S&P 500 most notably in the financial services and information technology sectors. We have not been inclined to raise the Portfolio’s exposure to financials stocks such as investment banks at current multiples, and the Portfolio has trailed here as this group has reported both strong earnings and stock performance recently. The Portfolio’s underweight information technology stock position reflects the sector’s dearth of value over the past several years. For the six-month period, however, the market favored many of these names in spite of our valuation concerns. We have slowly raised the Portfolio’s technology weighting over the past 18 months, but at the end of the six-month period the Portfolio held just six technology names.

The Portfolio additionally underperformed the S&P 500 for the six-month period given the more-modest returns for both cash and fixed-income holdings.

The Managed Portfolio trailed the S&P 500 in total returns for this period, but we remain comfortable with our strategy given its performance and return volatility relative to the S&P 500 over longer periods. Given relative valuations between equities and high quality fixed-income issues, we are more likely to add to the Portfolio’s equity position than to its fixed-income holdings. In that regard, we continue to see the most relative value in mega- and large-cap stocks.

MONEY MARKET: The interest rates offered by money market funds are closely related to the target rates set by the FOMC. The FOMC meets several times throughout the year to determine the target Federal Funds rate, or overnight lending rates between banks. These rates have been held steady at 5.25% over the last five meetings. The minutes from the January meeting suggest that the FOMC will continue to watch the leading economic indicators for signs of change. Thus far the Fed has viewed the indicators as mixed, giving reason to leave rates steady. Stronger or weaker than expected results could cause the FOMC to raise or lower rates, respectively. The Committee continues its focus on inflation alluding to an increase in rates if inflation does not moderate going forward. The market expects the Federal Funds target rate to remain at 5.25% over the next few meetings.

BLUE CHIP: For the six-month period, the Blue Chip Portfolio’s Class A Shares returned 12.67% and the Class B Shares 12.46%. This compares to 13.73% for the S&P 500.

The Portfolio just modestly trailed the S&P 500 after considering expenses. The difference in returns, outside of expenses, is attributable to the contribution of the S&P 500’s smallest constituents. That is, most of the Portfolio’s assets are in stocks of the largest companies in the S&P 500; while maintaining a relatively small weight in its smaller constituents. Returns for the S&P 500 were fairly evenly distributed across its market capitalization rather than being concentrated in either its smaller or larger constituents. Because the Portfolio has a lower relative weighting in the S&P 500’s smaller constituents, its performance lagged modestly for the period.

We would expect the Portfolio’s performance to most closely approximate that of the S&P 500 when the S&P 500’s largest constituents account for most its performance.

Craig A. Lang

President

February 26, 2007

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past performance is not a guarantee of future results.

EQUITRUST SERIES FUND, INC.

January 31, 2007

Value Growth Portfolio

Portfolio Holdings by Industry Sector

High Grade Bond Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

EQUITRUST SERIES FUND, INC.

January 31, 2007

Managed Portfolio

Portfolio Holdings by Industry Sector

Money Market Portfolio

Portfolio Holdings by Asset Type

Blue Chip Portfolio

Portfolio Holdings by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charges (loads) on purchase payments (Class A shares only, except for the Money Market Portfolio), or contingent deferred sales charges if your investment is held for six years or less (Class B shares only); and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A and Class B shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on August 1, 2006 and held until January 31, 2007.

Actual Expenses –

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes –

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) (Class A shares only, except for the Money Market Portfolio) or contingent deferred sales charges (Class B shares only). Therefore, the second line for each Portfolio and Share Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were included, your costs would have been higher.

Portfolio and Share Class	Beginning Account Value 8/01/2006	Ending Account Value 1/31/2007	Expenses Paid During Period 8/1/2006 - 1/31/2007	Annualized Expense Ratio (1)
Value Growth – Class A				1.37%
Actual	$1,000	$1,109.70	$7.31
Hypothetical (2)	$1,000	$1,018.07	$6.99

Value Growth – Class B				1.88%
Actual	$1,000	$1,105.60	$10.00
Hypothetical (2)	$1,000	$1,015.50	$9.57

Value Growth – Class I				0.75%
Actual	$1,000	$1,112.10	$3.99
Hypothetical (2)	$1,000	$1,021.23	$3.81

Portfolio and Share Class	Beginning Account Value 8/01/2006	Ending Account Value 1/31/2007	Expenses Paid During Period 8/1/2006 - 1/31/2007	Annualized Expense Ratio (1)
High Grade Bond – Class A				1.51%
Actual	$1,000	$1,038.50	$7.75
Hypothetical (2)	$1,000	$1,017.40	$7.67

High Grade Bond – Class B				1.88%
Actual	$1,000	$1,035.57	$9.63
Hypothetical (2)	$1,000	$1,015.54	$9.54

High Grade Bond – Class I				0.72%
Actual	$1,000	$1,042.60	$3.70
Hypothetical (2)	$1,000	$1,021.37	$3.67

Strategic Yield – Class A				1.75%
Actual	$1,000	$1,057.94	$9.06
Hypothetical (2)	$1,000	$1,016.19	$8.88

Strategic Yield – Class B				1.97%
Actual	$1,000	$1,055.60	$10.21
Hypothetical (2)	$1,000	$1,015.06	$10.01

Strategic Yield – Class I				0.91%
Actual	$1,000	$1,061.30	$4.74
Hypothetical (2)	$1,000	$1,020.40	$4.65

Managed – Class A				1.55%
Actual	$1,000	$1,076.80	$8.13
Hypothetical (2)	$1,000	$1,017.18	$7.89

Managed – Class B				2.00%
Actual	$1,000	$1,074.10	$10.43
Hypothetical (2)	$1,000	$1,014.94	$10.13

Managed – Class I				0.85%
Actual	$1,000	$1,080.70	$4.48
Hypothetical (2)	$1,000	$1,020.69	$4.35

Money Market – Class A				1.75%
Actual	$1,000	$1,017.60	$8.92
Hypothetical (2)	$1,000	$1,016.16	$8.91

Money Market – Class B				2.00%
Actual	$1,000	$1,016.30	$10.14
Hypothetical (2)	$1,000	$1,014.94	$10.14

Money Market – Class I				0.90%
Actual	$1,000	$1,021.90	$4.60
Hypothetical (2)	$1,000	$1,020.45	$4.59

Blue Chip – Class A				1.26%
Actual	$1,000	$1,126.70	$6.78
Hypothetical (2)	$1,000	$1,018.63	$6.43

Blue Chip – Class B				1.63%
Actual	$1,000	$1,124.60	$8.73
Hypothetical (2)	$1,000	$1,016.78	$8.29

Blue Chip – Class I				0.49%
Actual	$1,000	$1,131.20	$2.62
Hypothetical (2)	$1,000	$1,022.54	$2.48

(1)	Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 184 days and divided by 365 to reflect the one-half year period.
(2)	Hypothetical examples are based on a 5% return before expenses.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2007

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
ASSETS

Investments in securities, at value (cost—$72,941,734; $14,086,127; $12,580,113; $40,846,631; $3,089,895; and $39,518,433, respectively)	$81,454,707	$14,257,262	$12,935,365	$47,039,938	$3,089,895	$62,951,457

Cash	—	—	—	—	37,698	—

Receivables:

Accrued dividends and interest	48,938	142,488	195,689	95,693	3,541	72,873

Fund shares sold	3,637	—	12,800	10,087	—	6,851

Prepaid expense and other assets	124	18	22	71	4	96

Total Assets	81,507,406	14,399,768	13,143,876	47,145,789	3,131,138	63,031,277

LIABILITIES

Payable to EquiTrust Investment Management Services, Inc.	49,533	7,077	8,378	25,981	1,632	51,813

Payable for fund shares redeemed	200,914	—	—	4,524	—	12,484

Dividends payable	—	3,872	13,003	—	8,845	—

Accrued expenses	30,196	7,624	6,249	17,672	2,289	19,985

Total Liabilities	280,643	18,573	27,630	48,177	12,766	84,282

NET ASSETS	$81,226,763	$14,381,195	$13,116,246	$47,097,612	$3,118,372	$62,946,995

ANALYSIS OF NET ASSETS

Capital stock (5,000,000,000 shares authorized, $0.001 par value)	$5,254	$1,387	$1,343	$3,056	$3,118	$1,360

Paid-in capital	77,824,448	14,208,473	13,666,900	40,767,044	3,115,254	39,224,793

Accumulated undistributed net investment income	377,451	—	—	61,963	—	24,087

Accumulated undistributed net realized gain (loss) from investment transactions	(5,493,363)	200	(907,249)	72,242	—	263,731

Net unrealized appreciation of investments	8,512,973	171,135	355,252	6,193,307	—	23,433,024

NET ASSETS	$81,226,763	$14,381,195	$13,116,246	$47,097,612	$3,118,372	$62,946,995

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2007

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
NET ASSET VALUE PER SHARE

Class A: Net Assets	$58,249,336	$6,469,602	$6,581,876	$29,655,186	$450,149	$34,115,870
Shares issued and outstanding	3,768,912	624,093	673,243	1,924,688	450,149	736,859

Net asset value and redemption price per share	$15.46	$10.37	$9.78	$15.41	$1.00	$46.30

Public offering price per share (net asset value per share divided by 94.25%, 96.25%, 96.25%, 94.25%, 100% and 94.25%, respectively)	$16.40	$10.77	$10.16	$16.35	$1.00	$49.12

Class B: Net Assets	$12,992,672	$3,179,204	$2,093,646	$8,431,213	$247,729	$15,681,140

Shares issued and outstanding	843,029	306,757	214,190	547,837	247,729	338,815

Net asset value per share	$15.41	$10.36	$9.77	$15.39	$1.00	$46.28

Class I: Net Assets	$9,984,755	$4,732,389	$4,440,724	$9,011,213	$2,420,494	$13,149,985

Shares issued and outstanding	640,373	456,226	454,461	582,211	2,420,494	282,993

Net asset value per share	$15.59	$10.37	$9.77	$15.48	$1.00	$46.47

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF OPERATIONS

Six Months Ended January 31, 2007

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
INVESTMENT INCOME

Dividends	$622,175	$4,824	$11,201	$311,975	$—	$714,311

Interest	313,060	416,301	483,164	505,515	84,782	33,926

Less foreign tax withholding	(1,102)	—	—	(610)	—	—

Total Investment Income	934,133	421,125	494,365	816,880	84,782	748,237

EXPENSES

Paid to Affiliates:

Investment advisory and management fees	201,383	29,346	35,762	140,017	4,071	77,056

Transfer and dividend disbursing agent fees	91,754	18,075	21,398	64,554	3,473	93,368

Distribution fees	105,471	16,486	13,521	58,343	1,354	81,563

Administrative service fees	88,854	12,433	10,870	47,532	1,021	61,432

Accounting fees	15,254	3,668	3,251	11,668	814	15,411

Custodian fees	10,061	4,870	3,820	8,151	2,291	9,122

Professional fees	9,254	1,608	1,428	5,275	318	6,999

Directors’ fees and expenses	5,214	960	848	3,027	212	3,978

Reports to shareholders	466	102	89	320	23	421

Registration fees	5,492	4,108	4,118	4,558	4,157	4,893

Miscellaneous	25,278	6,655	6,440	13,414	4,335	17,012

Total Expenses	558,481	98,311	101,545	356,859	22,069	371,255

Expense reimbursement	—	—	(3,310)	(4,922)	(3,499)	—

Fees paid indirectly	(1,932)	(403)	(247)	(1,240)	(117)	(1,471)

Net Expenses	556,549	97,908	97,988	350,697	18,453	369,784

Net Investment Income	377,584	323,217	396,377	466,183	66,329	378,453

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investment transactions	339,792	12,281	16,475	309,336	—	746,663

Change in unrealized appreciation of investments	7,525,158	224,998	316,733	2,639,160	—	6,143,437

Net Gain on Investments	7,864,950	237,279	333,208	2,948,496	—	6,890,100

Net Increase in Net Assets Resulting from Operations	$8,242,534	$560,496	$729,585	$3,414,679	$66,329	$7,268,553

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
OPERATIONS

Net investment income	$377,584	$515,328	$323,217	$630,664	$396,377	$699,799

Net realized gain from investment transactions	339,792	11,166,298	12,281	40,092	16,475	134,441

Change in unrealized appreciation (depreciation) of investments	7,525,158	(10,005,044)	224,998	(513,265)	316,733	(654,270)

Net Increase in Net Assets Resulting from Operations	8,242,534	1,676,582	560,496	157,491	729,585	179,970

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income:

Class A	(370,782)	(211,474)	(142,851)	(292,647)	(193,357)	(359,443)

Class B	(39,336)	(50,167)	(61,604)	(134,747)	(58,860)	(119,477)

Class I	(105,329)	(68,046)	(118,762)	(203,270)	(144,160)	(220,879)

Net realized gain from investment transactions:

Class A	—	—	—	—	—	—

Class B	—	—	—	—	—	—

Class I	—	—	—	—	—	—

Total Dividends and Distributions	(515,447)	(329,687)	(323,217)	(630,664)	(396,377)	(699,799)

CAPITAL SHARE TRANSACTIONS	(3,467,480)	(6,415,413)	(141,923)	(310,840)	120,262	(231)

Total Increase (Decrease) in Net Assets	4,259,607	(5,068,518)	95,356	(784,013)	453,470	(520,060)

NET ASSETS
Beginning of period	76,967,156	82,035,674	14,285,839	15,069,852	12,662,776	13,182,836

End of period (including accumulated undistributed net investment income as set forth below)	$81,226,763	$76,967,156	$14,381,195	$14,285,839	$13,116,246	$12,662,776

Accumulated Undistributed Net Investment Income	$377,451	$515,314	$—	$—	$—	$—

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed Portfolio		Money Market Portfolio		Blue Chip Portfolio
	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
OPERATIONS

Net investment income	$466,183	$700,092	$66,329	$96,588	$378,453	$601,044

Net realized gain from investment transactions	309,336	4,168,522	—	—	746,663	3,128,542

Change in unrealized appreciation (depreciation) of investments	2,639,160	(3,037,212)	—	—	6,143,437	(821,661)

Net Increase in Net Assets Resulting from Operations	3,414,679	1,831,402	66,329	96,588	7,268,553	2,907,925

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income:

Class A	(251,207)	(428,988)	(9,667)	(16,303)	(349,971)	(266,638)

Class B	(55,882)	(103,077)	(4,106)	(21,613)	(98,233)	(128,965)

Class I	(97,266)	(168,149)	(52,556)	(58,672)	(218,485)	(190,201)

Net realized gain from investment transactions:

Class A	(2,331,605)	—	—	—	—	—

Class B	(661,570)	—	—	—	—	—

Class I	(698,497)	—	—	—	—	—

Total Dividends and Distributions	(4,096,027)	(700,214)	(66,329)	(96,588)	(666,689)	(585,804)

CAPITAL SHARE TRANSACTIONS	2,752,262	(1,105,089)	(260,826)	(74,036)	(1,695,387)	(4,176,430)

Total Increase (Decrease) in Net Assets	2,070,914	26,099	(260,826)	(74,036)	4,906,477	(1,854,309)

NET ASSETS

Beginning of period	45,026,698	45,000,599	3,379,198	3,453,234	58,040,518	59,894,827

End of period (including accumulated undistributed net investment income as set forth below)	$47,097,612	$45,026,698	$3,118,372	$3,379,198	$62,946,995	$58,040,518

Accumulated Undistributed Net Investment Income	$61,963	$135	$—	—	$24,087	$312,323

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

January 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS (89.39%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.42%)
Jones Apparel Group, Inc.	10,100	$345,016
BUSINESS SERVICES (5.68%)
Affiliated Computer Services, Inc. – Class A (1)	15,350	751,997
Compuware Corp. (1)	29,950	268,652
eBay Inc. (1)	13,555	439,046
Electronic Data Systems Corp.	8,755	230,344
First Data Corp.	5,130	127,532
Microsoft Corp.	47,253	1,458,228
Oracle Corp. (1)	34,600	593,736
Symantec Corp. (1)	35,583	630,175
Western Union Co. (The)	5,130	114,604

		4,614,314
CHEMICALS AND ALLIED PRODUCTS (10.92%)
Abbott Laboratories	12,450	659,850
Amgen, Inc. (1)	4,725	332,498
Bristol-Myers Squibb Co.	10,065	289,771
Colgate-Palmolive Co.	4,575	312,473
Dow Chemical Co.	4,890	203,131
E.I. du Pont de Nemours & Co.	17,765	880,433
GlaxoSmithKline PLC	7,675	415,448
Johnson & Johnson	20,849	1,392,713
KV Pharmaceutical Co. – Class A (1)	15,150	382,235
Mylan Laboratories, Inc.	12,000	265,680
Olin Corp.	9,600	161,664
Pfizer, Inc.	67,589	1,773,535
Schering-Plough Corp.	19,940	498,500
Teva Pharmaceutical Industries, Ltd.	23,334	819,023
Wyeth	9,830	485,700

		8,872,654
COMMUNICATIONS (3.02%)
Alltel Corp.	6,400	392,256
Comcast Corp. – Class A (1)	16,825	745,684
Sprint Nextel Corp.	47,673	850,010
Verizon Communications, Inc.	12,000	462,240

		2,450,190
DEPOSITORY INSTITUTIONS (7.97%)
Bank of America Corp.	17,412	915,523
Bank of New York Co., Inc.	22,899	916,189
Citigroup, Inc.	30,349	1,673,140
National City Corp.	10,030	379,636
New York Community Bancorp., Inc.	29,770	502,815
Regions Financial Corp.	12,965	470,111
U. S. Bancorp.	20,652	735,211

	Shares Held	Value
DEPOSITORY INSTITUTIONS (continued)
Wachovia Corp.	11,922	$673,593
Wells Fargo Master Trust	5,715	205,283

		6,471,501
ELECTRIC, GAS AND SANITARY SERVICES (3.61%)
Atmos Energy Corp.	15,103	471,818
CMS Energy Corp. (1)	31,400	524,066
Helmerich & Payne	15,200	407,816
Pepco Holdings, Inc.	19,900	509,042
Pinnacle West Capital Corp.	9,900	483,021
Xcel Energy, Inc.	23,065	538,106

		2,933,869
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (7.08%)
Adaptec, Inc. (1)	57,700	207,720
ADC Telecommunications, Inc. (1)	25,651	414,007
Cisco Systems, Inc. (1)	42,500	1,130,075
ECI Telecom, Ltd. (1)	20,000	170,400
Emerson Electric Co.	5,800	260,826
General Electric Co.	68,485	2,468,884
Helen of Troy, Ltd. (1)	12,088	291,442
Intel Corp.	25,100	526,096
JDS Uniphase Corp. (1)	2,700	48,006
Qualcomm, Inc.	5,400	203,364
Verigy, Ltd. (1)	1,469	26,927

		5,747,747
FABRICATED METAL PRODUCTS (0.84%)
Illinois Tool Works	13,310	678,677

FOOD AND KINDRED PRODUCTS (3.87%)
Anheuser-Busch Cos., Inc.	8,955	456,436
Coca-Cola Co. (The)	19,010	910,199
Coca-Cola Enterprises, Inc.	23,540	483,041
ConAgra Foods, Inc.	16,457	423,109
General Mills, Inc.	4,000	228,960
PepsiCo, Inc.	9,830	641,309

		3,143,054
FOOD STORES (0.92%)
Kroger Co.	29,178	746,957

GENERAL MERCHANDISE STORES (1.99%)
Target Corp.	16,110	988,510
Wal-Mart Stores, Inc.	13,235	631,177

		1,619,687
HEALTH SERVICES (1.28%)
Health Management Associates, Inc.	37,900	737,155
Lifepoint Hospitals, Inc. (1)	8,932	303,509

		1,040,664

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value
COMMON STOCKS (continued)
INDUSTRIAL MACHINERY AND EQUIPMENT (5.48%)
3M Co.	13,385	$994,505
Deere & Co.	5,480	549,534
EMC Corp. (1)	67,200	940,128
Hewlett-Packard Co.	10,700	463,096
Ingersoll-Rand Co., Ltd. – Class A	33,100	1,419,328
Solectron Corp. (1)	26,600	86,450

		4,453,041
INSTRUMENTS AND RELATED PRODUCTS (6.07%)
Agilent Technologies, Inc. (1)	12,000	384,000
Becton Dickinson & Co.	13,246	1,019,147
Biomet, Inc.	5,630	238,487
Boston Scientific Corp. (1)	6,610	121,955
Medtronic, Inc.	16,660	890,477
Perkinelmer, Inc.	13,800	329,406
Stryker Corp.	9,270	574,184
Thermo Fisher Scientific, Inc. (1)	18,144	868,190
Zimmer Holdings, Inc. (1)	5,980	503,636

		4,929,482
INSURANCE CARRIERS (3.74%)
Allstate Corp.	6,225	374,496
American International Group, Inc.	13,040	892,588
MBIA, Inc.	6,644	477,239
MetLife, Inc.	10,170	631,760
Safeco Corp.	4,120	263,721
Wellpoint, Inc. (1)	5,108	400,365

		3,040,169
METAL MINING (1.94%)
Barrick Gold Corp.	31,792	941,679
Newmont Mining Corp.	14,000	631,400

		1,573,079
MOTION PICTURES (1.56%)
News Corp. – Class A	22,810	530,333
Time Warner, Inc.	33,590	734,613

		1,264,946
NONDEPOSITORY INSTITUTIONS (1.27%)
Federal Home Loan Mortgage Corp.	9,600	623,328
SLM Corp.	8,885	408,355

		1,031,683
OIL AND GAS EXTRACTION (3.22%)
Apache Corp.	7,100	518,087
BJ Services, Inc.	12,700	351,282
Noble Corp.	5,900	442,205
Occidental Petroleum Co.	13,130	608,707
Rowan Cos., Inc.	21,100	693,979

		2,614,260

	Shares Held	Value
PAPER AND ALLIED PRODUCTS (1.77%)
Abitibi Consolidated, Inc.	143,400	$466,050
Kimberly-Clark Corp.	14,025	973,335

		1,439,385
PERSONAL SERVICES (0.25%)
Cintas Corp.	4,950	203,693

PETROLEUM AND COAL PRODUCTS (5.58%)
BP PLC	7,500	476,325
Chevron Corp.	20,000	1,457,600
ConocoPhillips	39,128	2,598,490

		4,532,415
PRIMARY METAL INDUSTRIES (1.32%)
Northwest Pipe Co. (1)	28,485	1,071,321

PRINTING AND PUBLISHING (1.19%)
Belo Corp. – Series A	18,030	337,522
R.R. Donnelley & Sons Co.	10,960	406,616
Tribune Co.	7,350	224,469

		968,607
RAILROAD TRANSPORTATION (0.39%)
Union Pacific Corp.	3,130	316,130

RETAIL-DRUG AND PROPRIETARY STORES (0.26%)
Walgreen Co.	4,600	208,380

RETAIL-LUMBER & OTHER BUILDING MATERIAL DEALERS (0.82%)
Lowe’s Companies	19,835	668,638

SECURITY AND COMMODITY BROKERS (0.82%)
Adams Express Co.	29,800	414,518
Ameriprise Financial, Inc.	4,295	253,233

		667,751
TOBACCO PRODUCTS (0.69%)
Altria Group, Inc.	6,395	558,859

TRANSPORTATION EQUIPMENT (3.08%)
Federal Signal Corp.	17,200	282,424
Honeywell International, Inc.	29,800	1,361,562
ITT Industries, Inc.	14,340	855,381

		2,499,367
TRUCKING (NO LOCAL) (0.26%)
Werner Enterprises, Inc.	10,930	207,779

TRUCKING AND TRANSPORTATION (0.26%)
United Parcel Service, Inc. – Class B	2,905	209,973

WHOLESALE TRADE—NONDURABLE GOODS (1.12%)
Dean Foods Co. (1)	10,307	456,085
SYSCO Corp.	13,235	457,269

		913,354

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value
COMMON STOCKS (continued)
MISCELLANEOUS EQUITIES (0.70%)
H & Q Life Sciences Investors	39,232	$568,472

Total Common Stocks (Cost $64,092,141)		72,605,114

SHORT-TERM INVESTMENTS (10.89%)
MONEY MARKET MUTUAL FUND (0.18%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $145,239)	145,239	145,239

	Principal Amount
COMMERCIAL PAPER (3.72%)
FOOD AND KINDRED PRODUCTS (0.92%)
Coca-Cola Enterprises, Inc., 144A due 02/23/07 (2)	$750,000	747,598
NONDEPOSITORY INSTITUTIONS (2.52%)
General Electric Capital Corp., 5.29%, due 03/05/07	1,100,000	1,100,000
HSBC Finance Corp., 5.26%, due 02/12/07	950,000	950,000

		2,050,000
PETROLEUM AND COAL PRODUCTS (0.28%)
Chevron Corp., 5.23%, due 02/07/07	225,000	225,000

Total Commercial Paper (Cost $3,022,598)		3,022,598

	Principal Amount	Value
UNITED STATES GOVERNMENT AGENCIES (6.99%)
Federal Home Loan Mortgage Corp., due 02/27/07	$750,000	$747,215
Federal National Mortgage Assoc., due 02/07/07	800,000	799,310
Federal National Mortgage Assoc., due 02/14/07	1,100,000	1,097,954
Federal National Mortgage Assoc., due 02/21/07	1,000,000	997,147
Federal National Mortgage Assoc., due 03/01/07	950,000	946,220
Federal National Mortgage Assoc., due 03/12/07	1,100,000	1,093,910

Total United States Government Agencies (Cost $5,681,756)		5,681,756

Total Short-Term Investments (Cost $8,849,593)		8,849,593

Total Investments (100.28%) (Cost $72,941,734)		81,454,707

OTHER ASSETS LESS LIABILITIES (-0.28%)
Cash, receivables, prepaid expense and other assets, less liabilities		(227,944)

Total Net Assets (100.00%)		$81,226,763

(1)	Non-income producing securities.

(2)	Restricted Security:

Coca-Cola Enterprises, Inc., was purchased at 99.492 on 01/19/2007. As of 01/31/07, the carrying value of each unit was 99.680, representing $747,598 or 0.92% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

January 31, 2007

(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (3.28%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust – Series D, 7.80% (Cost $450,000)	9,000	$471,937

	Principal Amount
CORPORATE BONDS (50.07%)
DEPOSITORY INSTITUTIONS (9.33%)
Comerica Bank, 5.20%, due 08/22/17	$300,000	284,610
Huntington National Bank, 5.50%, due 02/15/16 .	300,000	291,342
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	516,940
Washington Mutual Bank, 5.65%, due 08/15/14	250,000	249,253

		1,342,145
ELECTRIC, GAS AND SANITARY SERVICES (11.68%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19 (1)	600,000	667,014
Oglethorpe Power Corp., 6.974%, due 06/30/11	472,000	482,662
PacifiCorp, 6.90%, due 11/15/11	500,000	530,585

		1,680,261
FOOD STORES (1.12%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	150,000	161,250

FOOD AND KINDRED PRODUCTS (1.35%)
Diageo Capital PLC, 4.375%, due 05/03/10	200,000	194,170

HOLDING AND OTHER INVESTMENT OFFICES (4.83%)
Security Capital Pacific, 7.20%, due 03/01/13	225,000	238,001
Washington REIT, 6.898%, due 02/25/18	450,000	456,363

		694,364
INSURANCE CARRIERS (2.58%)
SunAmerica, 8.125%, due 04/28/23	300,000	371,136

OIL AND GAS EXTRACTION (1.82%)
Burlington Resources, Inc., 9.125%, due 10/01/21	200,000	261,898

	Principal Amount	Value
SECURITY AND COMMODITY BROKERS (6.62%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15	$300,000	$291,327
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	700,000	660,422

		951,749
TOBACCO PRODUCTS (5.42%)
UST, Inc., 7.25%, due 06/01/09	750,000	778,897

TRANSPORTATION—BY AIR (4.04%)
Continental Airlines, Inc., 6.545%, due 08/02/20	559,808	580,716

TRANSPORTATION EQUIPMENT (1.28%)
Ford Motor Co., 9.215%, due 09/15/21	200,000	183,500

Total Corporate Bonds (Cost $6,983,544)		7,200,086

MORTGAGE-BACKED SECURITIES (34.48%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (3.83%)
Pool # 3023, 5.50%, due 08/01/35	166,738	162,996
Pool # 3051, 5.50%, due 10/01/25	400,000	388,516

		551,512

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (30.65%)
Pool # 1512, 7.50%, due 12/01/23	35,912	37,324
Pool # 2631, 7.00%, due 08/01/28	17,436	17,999
Pool # 2658, 6.50%, due 10/01/28	48,621	49,865
Pool # 2698, 5.50%, due 01/01/29	77,301	76,573
Pool # 2701, 6.50%, due 01/01/29	53,482	54,835
Pool # 2796, 7.00%, due 08/01/29	21,368	22,059
Pool # 3039, 6.50%, due 02/01/31	6,466	6,625
Pool # 3188, 6.50%, due 02/10/32	68,847	70,518
Pool # 3239, 6.50%, due 05/01/32	46,954	48,094

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)
Pool # 3261, 6.50%, due 07/01/32	$46,782	$47,917
Pool # 3320, 5.50%, due 12/01/32	455,425	450,623
Pool # 3333, 5.50%, due 01/01/33	310,260	306,976
Pool # 3375, 5.50%, due 04/01/33	93,555	92,565
Pool # 3390, 5.50%, due 05/01/33	436,856	432,232
Pool # 3403, 5.50%, due 06/01/33	495,674	490,428
Pool # 3458, 5.00%, due 10/01/33	601,588	579,836
Pool # 3499, 5.00%, due 01/01/34	309,808	298,514
Pool # 3556, 5.50%, due 05/01/34	241,145	238,526
Pool # 3623, 5.00%, due 10/01/34	773,148	744,962
Pool # 22630, 6.50%, due 08/01/28	24,474	25,100
Pool # 144332, 9.00%, due 07/01/16	2,685	2,874
Pool # 643816, 6.00%, due 07/01/25	309,479	313,111

		4,407,556

Total Mortgage-Backed Securities (Cost $5,032,233)		4,959,068

UNITED STATES GOVERNMENT AGENCIES (3.41%)
Government National Mortgage Assoc., 5.50%, due 07/01/32 (Cost $485,087)	500,000	490,858

SHORT-TERM INVESTMENTS (7.90%)
COMMERCIAL PAPER (1.39%)
NONDEPOSITORY INSTITUTIONS
American Express Credit Corp., 5.26%, due 02/07/07 (Cost $200,000)	200,000	200,000

	Principal Amount	Value
UNITED STATES GOVERNMENT AGENCIES (5.04%)
Federal Home Loan Bank, due 02/09/07	$325,000	$324,632
Federal Home Loan Bank, due 02/14/07	400,000	399,267

Total United States Government Agencies (Cost $723,899)		723,899

	Shares Held
MONEY MARKET MUTUAL FUND (1.47%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $211,414)	211,414	211,414

Total Short-Term Investments (Cost $1,135,313)		1,135,313

Total Investments (99.14%) (Cost $14,086,127)		14,257,262

OTHER ASSETS LESS LIABILITIES (0.86%)
Cash, receivables, prepaid expense and other assets, less liabilities		123,933

Total Net Assets (100.00%)		$14,381,195

(1)	Restricted Securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/2006. As of 01/31/07, the carrying value of each unit was 103.388, representing $516,940 or 3.59% of total net assets.

Maritime &NE Pipeline was purchased at 104.481 on 04/20/01. As of 01/31/07, the carrying value of each unit was 111.169, representing $667,014 or 4.64% of total net assets.

As of 01/31/07, the carrying value of all restricted securities was $1,183,954 or 8.23% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

January 31, 2007

(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (4.44%)
DEPOSITORY INSTITUTIONS (1.64%)
Sovereign Capital Trust V, 7.75%	8,000	$215,600

HOLDING AND OTHER INVESTMENT OFFICES (2.80%)
New Plan Excel Realty Trust – Series D, 7.80%	7,000	367,063

Total Preferred Stocks (Cost $550,000)		582,663

	Principal Amount
CORPORATE BONDS (77.92%)
APPAREL AND ACCESSORY STORES (4.61%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	604,500

CHEMICALS AND ALLIED PRODUCTS (3.64%)
Chemtura Corp., 6.875%, due 06/01/16	300,000	294,000
Nova Chemicals, Ltd., 7.875%, due 09/15/25	200,000	184,000

		478,000
DEPOSITORY INSTITUTIONS (3.94%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	516,940

ELECTRIC, GAS AND SANITARY SERVICES (9.11%)
ESI Tractebel, 7.99%, due 12/30/11	361,000	371,155
Semco Energy, Inc., 7.125%, due 05/15/08	600,000	607,500
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	214,042	216,080

		1,194,735
FURNITURE AND FIXTURES (1.55%)
Steelcase Inc., 6.50%, due 08/15/11	200,000	202,926

HOLDING AND OTHER INVESTMENT OFFICES (20.42%)
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	664,502
First Industrial LP, 7.60%, due 07/15/28	300,000	335,652
Hospitality Properties Trust. 6.75%, due 02/15/13	225,000	234,776
HRPT Properties, 6.25%, due 08/15/16	425,000	437,300

	Principal Amount	Value
HOLDING AND OTHER INVESTMENT OFFICES (continued)
iStar Financial, Inc., 7.00%, due 03/15/08	$200,000	$204,086
iStar Financial, Inc. – Series B, 5.70%, due 03/01/14	421,000	415,994
Price Development Co., 7.29%, due 03/11/08	125,000	125,598
Spieker Properties LP, 7.35%, due 12/01/17	220,000	260,689

		2,678,597
INSURANCE CARRIERS (2.68%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	350,875

MOTION PICTURES (1.80%)
Time Warner, Inc., 8.375%, due 03/15/23	200,000	236,848

OIL & GAS FIELD EXPLORATION SERVICES (3.01%)
Sabine Pass LNG, LP., 144A 7.50%, due 11/30/16 (1)	400,000	395,000

PAPER AND ALLIED PRODUCTS (12.36%)
Bowater, Inc., 9.375%, due 12/15/21	400,000	414,000
Cascades, Inc., 7.25%, due 02/15/13	500,000	502,500
Potlatch Corp., 13.00%, due 12/01/09	600,000	705,000

		1,621,500
TRANSPORTATION—BY AIR (2.77%)
Continental Airlines, Inc., 7.461%, due 10/01/16	348,326	363,827

TRANSPORTATION SERVICES (2.28%)
Preston Corp., 7.00%, due 05/01/11	306,000	298,512

WATER TRANSPORTATION (7.27%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	439,500
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	500,000	514,105

		953,605
WHOLESALE TRADE-NONDURABLE GOODS (2.48%)
Safeway, Inc., 7.45%, due 09/15/27	300,000	324,957

Total Corporate Bonds (Cost $9,891,888)		10,220,822

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (4.09%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
Pool # 3023, 5.50%, due 08/01/35	$250,108	$244,494
Pool # 3051, 5.50%, due 10/01/25	300,000	291,387

Total Mortgage-Backed Securities (Cost $542,226)		535,881

SHORT-TERM INVESTMENTS (12.17%)
COMMERCIAL PAPER (3.05%)
NONDEPOSITORY INSTITUTIONS
American General Finance Corp., 5.26%, due 02/14/07 (Cost $400,000)	400,000	400,000

UNITED STATES GOVERNMENT AGENCIES (7.83%)
Federal Home Loan Bank, due 02/07/07	300,000	299,742
Federal Home Loan Bank, due 02/21/07	425,000	423,794
Federal Home Loan Mtg Corp, due 02/27/07	305,000	303,874

Total United States Government Agencies (Cost $1,027,410)		1,027,410

	Shares Held	Value
MONEY MARKET MUTUAL FUND (1.29%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $168,589)	168,589	$168,589

Total Short-Term Investments (Cost $1,595,999)		1,595,999

Total Investments (98.62%) (Cost $12,580,113)		12,935,365

OTHER ASSETS LESS LIABILITIES (1.38%)
Cash, receivables, prepaid expense and other assets, less liabilities		180,881

Total Net Assets (100.00%)		$13,116,246

(1)	Restricted Securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/2006. As of 01/31/07, the carrying value of each unit was 103.388, representing $516,940 or 3.94% of total net assets.

Sabine Pass LNG, LP., was purchased at 100.000 on 11/01/2006. As of 01/31/07, the carrying value of each unit was 98.750, representing $395,000 or 3.01% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 01/31/07, the carrying value of each unit was 102.821, representing $514,105 or 3.92% of total net assets.

As of 01/31/07, the carrying value of all restricted securities was $1,426,045 or 10.87% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

January 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS (61.28%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.41%)
Jones Apparel Group, Inc.	5,600	$191,296

BUSINESS SERVICES (0.81%)
Affiliated Computer Services, Inc. (1)	2,125	104,104
Electronic Data Systems Corp.	5,000	131,550
Microsoft Corp.	4,700	145,042

		380,696
CHEMICALS AND ALLIED PRODUCTS (9.63%)
Abbott Laboratories	10,400	551,200
Bristol-Myers Squibb Co.	5,465	157,337
Colgate-Palmolive Co.	2,535	173,140
Dow Chemical Co.	6,040	250,902
E.I. du Pont de Nemours & Co.	9,905	490,892
GlaxoSmithKline PLC	4,100	221,933
Johnson & Johnson	11,803	788,440
KV Pharmaceutical Co.– Class A (1)	7,050	177,872
Mylan Laboratories, Inc.	6,390	141,475
Olin Corp.	11,300	190,292
Pfizer, Inc.	37,252	977,492
Schering-Plough Corp.	9,700	242,500
Teva Pharmaceutical Industries, Ltd.	4,892	171,709

		4,535,184
COMMUNICATIONS (2.03%)
Comcast Corp. – Class A (1)	4,802	212,825
Sprint Nextel Corp.	27,380	488,185
Verizon Communications, Inc.	6,600	254,232

		955,242
DEPOSITORY INSTITUTIONS (5.82%)
Bank of America Corp.	7,152	376,052
Bank of New York Co., Inc.	6,783	271,388
Citigroup, Inc.	9,013	496,887
National City Corp.	4,115	155,753
New York Community Bancorp., Inc.	19,030	321,417
Regions Financial Corp.	6,865	248,925
U. S. Bancorp.	11,182	398,079
Wachovia Corp.	6,234	352,221
Wells Fargo Master Trust	3,305	118,716

		2,739,438
ELECTRIC, GAS AND SANITARY SERVICES (5.72%)
Atmos Energy Corp.	21,283	664,881
Pepco Holdings, Inc.	22,400	572,992
Pinnacle West Capital Corp.	11,400	556,206
Tortoise Energy Capital Corp.	21,951	602,555

	Shares Held	Value
ELECTRIC, GAS AND SANITARY SERVICES (continued)
Xcel Energy, Inc.	12,765	$297,807

		2,694,441
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (4.04%)
Cisco Systems, Inc. (1)	11,600	308,444
General Electric Co.	36,585	1,318,889
Helen of Troy, Ltd. (1)	6,813	164,261
Intel Corp.	5,300	111,088

		1,902,682
FABRICATED METAL PRODUCTS (0.56%)
Illinois Tool Works, Inc.	5,175	263,873

FOOD AND KINDRED PRODUCTS (2.17%)
Anheuser-Busch Cos., Inc.	5,260	268,102
Coca-Cola Co. (The)	5,440	260,467
ConAgra Foods, Inc.	9,607	246,996
PepsiCo, Inc.	3,770	245,955

		1,021,520
FOOD STORES (0.65%)
Kroger Co.	12,004	307,302

GENERAL MERCHANDISE STORES (1.07%)
Target Corp.	2,440	149,718
Wal-Mart Stores, Inc.	7,415	353,621

		503,339
HEALTH SERVICES (1.40%)
Health Management Associates, Inc.	24,300	472,635
Lifepoint Hospitals, Inc. (1)	5,555	188,759

		661,394
INDUSTRIAL MACHINERY & EQUIPMENT (2.56%)
3M Co.	5,980	444,314
Hewlett-Packard Co.	5,200	225,056
Ingersoll-Rand Co., Ltd. – Class A	12,556	538,401

		1,207,771
INSTRUMENTS AND RELATED PRODUCTS (2.96%)
Becton Dickinson & Co.	5,337	410,629
Biomet, Inc.	3,140	133,010
Stryker Corp.	5,195	321,778
Thermo Fisher Scientific, Inc. (1)	5,152	246,523
Zimmer Holdings, Inc. (1)	3,340	281,295

		1,393,235
INSURANCE CARRIERS (2.57%)
Allstate Corp.	3,635	218,682
American International Group, Inc.	3,710	253,949

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held	Value
COMMON STOCKS (continued)
INSURANCE CARRIERS (continued)
MetLife, Inc.	5,600	$347,872
Safeco Corp.	2,400	153,624
WellPoint, Inc. (1)	2,997	234,905

		1,209,032
METAL MINING (2.64%)
Barrick Gold Corp.	29,624	877,463
Newmont Mining Corp.	8,100	365,310

		1,242,773
NONDEPOSITORY CREDIT INSTITUTION (0.50%)
SLM Corp.	5,135	236,005

OIL AND GAS EXTRACTION (2.32%)
Apache Corp.	3,900	284,583
Occidental Petroleum Co.	11,030	511,351
Rowan Cos., Inc.	9,000	296,010

		1,091,944
PAPER AND ALLIED PRODUCTS (1.85%)
Abitibi Consolidated, Inc.	99,700	324,025
Kimberly-Clark Corp.	7,875	546,525

		870,550
PERSONAL SERVICES (0.25%)
Cintas Corp.	2,885	118,718

PETROLEUM AND COAL PRODUCTS (3.37%)
BP PLC	4,400	279,444
ConocoPhillips	19,725	1,309,937

		1,589,381
PIPELINES, EXCEPT NATURAL GAS (1.22%)
Kinder Morgan Management LLC (1)	11,575	572,963

PRINTING AND PUBLISHING (1.13%)
Belo Corp. – Series A	9,765	182,801
R.R. Donnelley & Sons Co.	6,065	225,011
Tribune Co.	4,100	125,214

		533,026
RAILROAD TRANSPORTATION (0.37%)
Union Pacific Corp.	1,725	174,225

RETAIL—DRUG AND PROPRIETARY STORES (0.25%)
Walgreen Co.	2,600	117,780

RETAIL-LUMBER & OTHER BUILDING MATERIAL DEALERS (0.27%)
Lowe’s Companies	3,815	128,604

TOBACCO PRODUCTS (0.53%)
Altria Group, Inc.	2,850	249,062

	Shares Held	Value
TRANSPORTATION EQUIPMENT (2.83%)
Federal Signal Corp.	16,200	$266,004
Honeywell International, Inc.	13,900	635,091
ITT Industries, Inc.	7,280	434,252

		1,335,347
TRUCKING AND TRANSPORTATION (0.26%)
United Parcel Service, Inc. – Class B	1,705	123,237

WHOLESALE TRADE—NONDURABLE GOODS (1.09%)
Dean Foods Co. (1)	5,734	253,730
SYSCO Corp.	7,485	258,607

		512,337

Total Common Stocks (Cost $22,602,428) .		28,862,397

	Principal Amount
MORTGAGE-BACKED SECURITIES (3.54%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	$48,079	49,632
Pool # 3040, 7.00%, due 02/01/31	27,305	28,150
Pool # 3188, 6.50%, due 02/01/32	68,847	70,519
Pool # 3239, 6.50%, due 05/01/32	120,034	122,948
Pool # 3333, 5.50%, due 01/01/33	271,478	268,604
Pool # 3403, 5.50%, due 06/01/33	147,586	146,024
Pool # 3442, 5.00%, due 09/01/33	603,219	581,408
Pool # 3459, 5.50%, due 10/01/33	403,884	399,609

Total Mortgage-Backed Securities (Cost $1,681,427)		1,666,894

UNITED STATES GOVERNMENT AGENCIES (20.72%)
Federal National Mortgage Assoc., 6.00%, due 11/09/15	525,000	521,036
Government National Mortgage Assoc., 5.00%, due 09/01/23	300,000	295,607
Government National Mortgage Assoc., 5.00%, due 09/01/29	400,000	393,032

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Principal Amount	Value
UNITED STATES GOVERNMENT AGENCIES (continued)
Government National Mortgage Assoc., 5.00%, due 05/01/30	$440,000	$429,529
Government National Mortgage Assoc., 5.00%, due 04/01/31	500,000	492,100
Government National Mortgage Assoc., 5.00%, due 06/01/31	700,000	684,548
Government National Mortgage Assoc., 5.50%, due 07/01/32	1,250,000	1,227,144
Government National Mortgage Assoc., 5.50%, due 11/01/32	1,000,000	987,777
Government National Mortgage Assoc., 5.50%, due 02/01/33	1,500,000	1,460,769
Government National Mortgage Assoc., 5.00%, due 05/01/33	522,000	496,492
Government National Mortgage Assoc., 5.00%, due 06/01/33	1,128,800	1,096,733
Government National Mortgage Assoc., 3.47%, due 04/01/34	273,019	262,855
Government National Mortgage Assoc., 4.00%, due 10/01/34	451,973	437,487
Government National Mortgage Assoc., 5.50%, due 12/01/34	1,000,000	972,352

Total United States Government Agencies (Cost $9,809,590)		9,757,461

	Principal Amount	Value
SHORT-TERM INVESTMENTS (14.34%)
COMMERCIAL PAPER (3.82%)
DEPOSITORY INSTITUTIONS (2.12%)
Citigroup CP, 5.26%, due 02/27/07	$1,000,000	$1,000,000
NONDEPOSITORY INSTITUTIONS (1.70%)
American Express Credit Corp., 5.25%, due 02/07/07	800,000	800,000

Total Commercial Paper (Cost $1,800,000)		1,800,000

UNITED STATES GOVERNMENT AGENCIES (10.39%)
Federal Farm Credit Bank, due 02/08/07	1,000,000	999,011
Federal Home Loan Bank, due 02/14/07	800,000	798,521
Federal Home Loan Bank, due 02/21/07	800,000	797,733
Federal Home Loan Mortgage Corp., due 02/02/07	1,100,000	1,099,843
Federal National Mortgage Assoc., due 02/21/07	1,200,000	1,196,577

Total United States Government Agencies (Cost $4,891,685)		4,891,685

	Shares Held
MONEY MARKET MUTUAL FUND (0.13%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $61,501)	61,501	61,501

Total Short-Term Investments (Cost $6,753,186)		6,753,186

Total Investments (99.88%) (Cost $40,846,631)		47,039,938

OTHER ASSETS LESS LIABILITIES (0.12%)
Cash, receivables, prepaid expense and other assets, less liabilities		57,674

Total Net Assets (100.00%)		$47,097,612

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

January 31, 2007

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (99.10%)
COMMERCIAL PAPER (19.25%)
INSURANCE CARRIERS (3.21%)
Prudential Funding LLC, due 03/15/07	5.238%	$100,000	$100,000

NONDEPOSITORY INSTITUTIONS (12.83%)
American Express Credit Corp., due 04/02/07	5.288	100,000	100,000
American General Finance Corp., due 02/05/07	5.299	100,000	100,000
General Electric Capital Corp., due 02/26/07	5.300	100,000	100,000
HSBC Finance Corp., due 04/19/07	5.268	100,000	100,000

			400,000
PETROLEUM AND COAL PRODUCTS (3.21%)
Chevron Corp., due 04/30/07 .	5.227	100,000	100,000

Total Commercial Paper (Cost $600,000)			600,000

UNITED STATES GOVERNMENT AGENCIES (79.85%)
Federal Farm Credit Bank, due 02/01/07	5.212	100,000	100,000
Federal Farm Credit Bank, due 02/28/07	5.218	100,000	99,616
Federal Home Loan Bank, due 02/09/07	5.209	100,000	99,886
Federal Home Loan Bank, due 02/16/07	5.214	100,000	99,786
Federal Home Loan Bank, due 02/21/07	5.159	100,000	99,718
Federal Home Loan Bank, due 03/02/07	5.230	100,000	99,586
Federal Home Loan Bank, due 03/07/07	5.239	100,000	99,514
Federal Home Loan Bank, due 03/09/07	5.202	100,000	99,490
Federal Home Loan Bank, due 04/13/07	5.235	100,000	98,992
Federal Home Loan Mortgage Corp., due 02/08/07	5.269	100,000	99,899
Federal Home Loan Mortgage Corp., due 02/13/07	5.238	75,000	74,871
Federal Home Loan Mortgage Corp., due 02/20/07	5.196	100,000	99,730
Federal Home Loan Mortgage Corp., due 03/01/07	5.248	100,000	99,599
Federal Home Loan Mortgage Corp., due 03/06/07	5.202	100,000	99,532
Federal Home Loan Mortgage Corp., due 03/13/07	5.233	100,000	99,430
Federal Home Loan Mortgage Corp., due 03/20/07	5.239	75,000	74,497
Federal Home Loan Mortgage Corp., due 03/27/07	5.247	100,000	99,230
Federal National Mortgage Assoc., due 02/06/07	5.181	100,000	99,929
Federal National Mortgage Assoc., due 02/07/07	5.216	100,000	99,914
Federal National Mortgage Assoc., due 02/12/07	5.257	100,000	99,842
Federal National Mortgage Assoc., due 02/14/07	5.284	100,000	99,812
Federal National Mortgage Assoc., due 02/23/07	5.210	75,000	74,765
Federal National Mortgage Assoc., due 02/27/07	5.186	75,000	74,724
Federal National Mortgage Assoc., due 03/14/07	5.238	100,000	99,415
Federal National Mortgage Assoc., due 04/05/07	5.239	100,000	99,104
Federal National Mortgage Assoc., due 04/11/07	5.268	100,000	99,014

Total United States Government Agencies (Cost $2,489,895)			2,489,895

Total Short-Term Investments (Cost $3,089,895)			3,089,895

OTHER ASSETS LESS LIABILITIES (0.90%)
Cash, receivables, prepaid expense and other assets, less liabilities			28,477

Total Net Assets (100.00%)			$3,118,372

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

January 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS (98.66%)
BUSINESS SERVICES (4.12%)
Microsoft Corp.	63,943	$1,973,281
Oracle Corp. (1)	36,097	619,425

		2,592,706
CHEMICALS AND ALLIED PRODUCTS (15.50%)
Abbott Laboratories	17,213	912,289
Amgen, Inc. (1)	12,412	873,432
Bristol-Myers Squibb Co.	26,749	770,104
Dow Chemical Co.	7,323	304,197
E.I. du Pont de Nemours & Co.	10,963	543,326
Eli Lilly & Co.	12,622	683,103
Johnson & Johnson	29,936	1,999,725
Merck & Co., Inc.	21,445	959,664
Pfizer, Inc.	29,270	768,045
Procter & Gamble Co.	29,966	1,943,895

		9,757,780
COMMUNICATIONS (4.78%)
AT&T, Inc.	26,791	1,008,145
Comcast Corp. – Class A (1)	15,322	679,071
Verizon Communications	25,499	982,222
Viacom, Inc. – Class B (1)	8,405	341,831

		3,011,269
DEPOSITORY INSTITUTIONS (10.95%)
Bank of America Corp.	31,127	1,636,658
Citigroup, Inc.	30,063	1,657,373
J. P. Morgan Chase & Co.	31,870	1,623,139
Wachovia Corp.	17,706	1,000,389
Wells Fargo Co.	27,195	976,844

		6,894,403
EATING AND DRINKING PLACES (2.81%)
McDonald’s Corp.	39,872	1,768,323

ELECTRIC, GAS AND SANITARY SERVICES (3.49%)
Dominion Resources, Inc.	7,900	655,384
Exelon Corp.	16,753	1,005,013
Southern Co.	14,759	539,146

		2,199,543
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.30%)
Cisco Systems, Inc. (1)	39,451	1,049,002
General Electric Co.	48,499	1,748,389
Intel Corp.	39,841	835,067
Motorola, Inc.	25,240	501,014
Texas Instruments, Inc.	14,878	464,045

		4,597,517

	Shares Held	Value
FOOD AND KINDRED PRODUCTS (3.37%)
Anheuser-Busch Cos., Inc.	7,786	$396,852
Coca-Cola Co. (The)	21,669	1,037,512
PepsiCo, Inc.	10,572	689,717

		2,124,081
FORESTRY (0.52%)
Weyerhaeuser Co.	4,346	325,950

GENERAL MERCHANDISE STORES (2.22%)
Wal-Mart Stores, Inc.	29,344	1,399,415

INDUSTRIAL MACHINERY AND EQUIPMENT (8.64%)
3M Co.	12,125	900,888
Applied Materials, Inc.	16,670	295,559
Caterpillar, Inc.	19,469	1,247,379
Dell, Inc. (1)	22,138	536,847
EMC Corp. (1)	26,380	369,056
Hewlett-Packard Co.	25,043	1,083,861
International Business Machines Corp.	10,102	1,001,613

		5,435,203
INSURANCE CARRIERS (2.81%)
American International Group, Inc.	25,813	1,766,900

LUMBER AND WOOD PRODUCTS (1.26%)
Home Depot, Inc.	19,518	795,163

MOTION PICTURES (2.51%)
Disney (Walt) Co.	25,097	882,662
Time Warner, Inc.	31,842	696,385

		1,579,047
NONDEPOSITORY INSTITUTIONS (4.31%)
American Express Co.	37,088	2,159,263
Federal National Mortgage Assoc.	9,826	555,464

		2,714,727
PETROLEUM AND COAL PRODUCTS (8.71%)
Chevron Corp.	26,848	1,956,682
Exxon Mobil Corp.	47,563	3,524,418

		5,481,100
PRIMARY METAL INDUSTRIES (1.08%)
Alcoa, Inc.	21,054	680,044

PRINTING AND PUBLISHING (0.42%)
CBS Corp. – Class B	8,405	261,984

SECURITY AND COMMODITY BROKERS (0.70%)
Ameriprise Financial, Inc.	7,415	437,188

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value
COMMON STOCKS (continued)
TOBACCO PRODUCTS (3.75%)
Altria Group, Inc.	27,003	$2,359,792

TRANSPORTATION EQUIPMENT (9.41%)
Boeing Co. (The)	21,841	1,956,080
General Motors Corp.	11,369	373,358
Honeywell International, Inc.	30,457	1,391,580
United Technologies Corp.	32,325	2,198,747

		5,919,765

Total Common Stocks (Cost $38,668,876)		62,101,900

SHORT-TERM INVESTMENTS (1.35%)
MONEY MARKET MUTUAL FUND (0.08%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $50,468)	50,468	50,468

	Principal Amount
COMMERCIAL PAPER (0.40%)
NONDEPOSITORY INSTITUTIONS (0.40%)
General Electric Capital Corp., 5.24%, due 02/02/07 (Cost $250,000)	$250,000	250,000

	Principal Amount	Value
UNITED STATES GOVERNMENT AGENCIES (0.87%)
Federal Farm Credit Bank, due 02/21/07	$150,000	$149,574
Federal Home Loan Bank, due 02/07/07	200,000	199,829
Federal National Mortgage Assoc., due 02/12/07	200,000	199,686

Total United States Government Agencies (Cost $549,089)		549,089

Total Short-Term Investments (Cost $849,557)		849,557

Total Investments (100.01%) (Cost $39,518,433)		62,951,457

OTHER ASSETS LESS LIABILITIES (-0.01%)
Cash, receivables, prepaid expense and other assets, less liabilities		(4,462)

Total Net Assets (100.00%)		$62,946,995

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

January 31, 2007

(Unaudited)

1.	Significant Accounting Policies

Organization

EquiTrust Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Class A, Class B and Institutional shares (“Class I”). The Fund began offering Class A shares on December 1, 2005. Effective March 15, 2006 sales of Class B shares were discontinued. Reinvestments through dividend distributions will continue with Class B shares.

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC (“EquiTrust Marketing”), the Fund’s distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Marketing.

Class A shares (excluding the Money Market Portfolio) are subject to a front-end sales charge. Class B shares are subject to a declining contingent deferred sales charge (“CDSC”) on shares redeemed within six years of purchase. Class B shares will automatically convert to Class A shares of the same Portfolio at the end of the seventh year at the relative NAV of the two classes and the front-end sales charge associated with Class A will be waived. Class I shares are not subject to a front-end sales charge or CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except that Class A and B shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A and B shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class A and B shares. Other class-specific expenses charged to each class during the period ended January 31, 2007, which are included in the corresponding captions of the statements of operations, were as follows:

	Transfer and Dividend Disbursing Agent Fees			Registration Fees
Portfolio	Class A	Class B	Class I	Class A	Class B	Class I
Value Growth	$58,329	$30,043	$3,382	$3,941	$61	$1,490
High Grade Bond	9,573	7,660	842	2,698	61	1,349
Strategic Yield	12,442	7,571	1,385	2,680	61	1,377
Managed	37,802	24,367	2,385	3,100	60	1,398
Money Market	1,461	1,743	269	2,158	58	1,941
Blue Chip	54,134	35,951	3,283	3,456	56	1,381

Security Valuation

All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

Security Valuation (continued)

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of post-October losses and the mark to market adjustment discussed in Note 2. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the board of directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not determined to meet the more-likely-than-not threshold would be recorded as a benefit or expense in the current year. Adoption of FIN 48 is required for the first required

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

New Accounting Pronouncements (continued)

financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and concluded that there is no expected impact to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those financial statements. As of January 31, 2007, the Fund does not believe the adoption of SFAS 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the board of directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

An election was made under section 311 of the Taxpayer Relief Act of 1997 to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryovers. As a result of this election, as of January 31, 2007, the tax cost of investments of the Value Growth Portfolio differed by $1,058,236 from the cost for financial reporting purposes.

As of January 31, 2007, the Portfolios had approximate net capital loss carryovers as follows:

	Portfolio
Net Capital Loss Carryovers Expire In:	Value Growth	Strategic Yield
2007	$4,515,000	$—
2008	33,000	—
2011	—	639,000
2012	—	268,000

	$4,548,000	$907,000

As of January 31, 2007, the Value Growth and Managed Portfolios had post-October capital losses of $178,377 and $59,630, respectively, that were deferred to the first day of the next fiscal year.

As of January 31, 2007, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities and operations, except as follows:

	Portfolio
	Value Growth	Strategic Yield	Managed
Undistributed ordinary income	$377,451	$3,272	$61,963
Accumulated capital and other losses	(4,726,574)	(907,249)	(59,112)
Net unrealized appreciation of investments	7,746,184	355,252	6,324,661
Other timing differences	—	(3,272)	—

Total accumulated earnings (deficit)	$3,397,061	$(551,997)	$6,327,512

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes (continued)

The primary differences between book-basis and tax-basis accumulated capital and other losses and net unrealized depreciation of investments in the Value Growth Portfolio are attributable to the realized gain recognized on January 2, 2001 from the mark to market election. Other differences in the Value Growth and Managed Portfolios are attributable to taxable spinoffs, mergers and corporate inversions. Additionally, the Strategic Yield Portfolio held a trust preferred security which accrues income for tax purposes and not financial reporting purposes.

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment relating to the management of the Portfolios and the investment of their assets, the transfer and dividend disbursing agent duties, and the accounting functions.

Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio – 0.50%; High Grade Bond Portfolio – 0.40%; Strategic Yield Portfolio – 0.55%; Managed Portfolio – 0.60%; Money Market Portfolio – 0.25%; and Blue Chip Portfolio – 0.25%; (2) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.03 to $9.03; and (3) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

Distribution and administrative service fees paid to EquiTrust Marketing are determined as follows: (1) distribution fees are computed at an annual rate of 0.25% for Class A and 0.50% for Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio and; (2) administrative service fees, which are computed at an annual rate of 0.25% for Class A and Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio.

Front-end sales charges and CDSC (collectively “sales charges”) are not recorded as expenses of the Fund. Front-end sales charges are deducted out of the proceeds from the sales of Fund shares prior to investment into Class A. CDSC are deducted from the redemption proceeds out of Class B prior to remittance to the shareholder. All sales charges are retained by EquiTrust Marketing. During the period ended January 31, 2007, EquiTrust Marketing retained $87,029 in sales charges from the sales of Class A shares and $27,202 in CDSC from the redemption of Class B shares.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for each share class based on each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Portfolio for such period. When shares roll from Class B to Class A proportionate amounts of net investment income is moved from Class B to Class A. During the period ended January 31, 2007 expense reimbursements moved from Class B to Class A in the Strategic Yield, Managed and Money Market Portfolios in the amount of $45, $179 and $42, respectively.

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. As of January 31, 2007, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund’s portfolios as follows:

Portfolio	Class I
Strategic Yield	95,217
Money Market	2,411,336

EquiTrust Investment also owned 103,550 shares of Value Growth Portfolio (Class I) as of January 31, 2007.

4.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Capital Share Transactions

Transactions in Capital Stock for each Portfolio were as follows:

Six Months Ended January 31, 2007:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class A	37,496	5,271	12,129	43,782	42,249	20,170
Class B	73	2,662	132	102	29,194	160
Class I	65,981	76,063	57,920	65,996	5,371	23,220
Shares converted from Class B to Class A:
Class A	79,499	12,184	7,279	30,336	17,366	25,214
Class B	(79,832)	(12,184)	(7,280)	(30,361)	(17,366)	(25,278)
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	23,788	11,739	17,219	162,833	9,364	7,511
Class B	2,604	5,693	5,486	47,274	4,177	2,163
Class I	6,769	11,418	11,544	51,049	182	4,735
Shares redeemed:
Class A	(311,644)	(74,924)	(45,201)	(134,434)	(249,047)	(60,375)
Class B	(27,142)	(9,124)	(6,917)	(24,170)	(98,153)	(19,371)
Class I	(30,815)	(42,425)	(40,114)	(31,327)	(4,163)	(16,730)

Net Increase (Decrease)	(233,223)	(13,627)	12,197	181,080	(260,826)	(38,581)

Six Months Ended January 31, 2007:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Value of shares sold:
Class A	$554,374	$54,576	$117,421	$691,848	$42,249	$901,032
Class B	1,076	27,472	1,265	1,603	29,194	7,168
Class I	979,619	785,003	562,486	1,055,114	5,371	1,036,850
Shares converted from Class B to Class A:
Class A	1,191,896	123,838	75,354	405,367	17,366	701,048
Class B	(1,191,896)	(123,838)	(75,354)	(405,367)	(17,366)	(701,048)
Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	365,146	122,034	167,542	2,508,893	9,364	345,564
Class B	39,893	59,149	53,350	727,506	4,177	99,492
Class I	104,788	118,755	112,259	790,254	182	218,485
Value redeemed:
Class A	(4,647,873)	(774,007)	(436,980)	(2,139,302)	(249,047)	(2,685,625)
Class B	(399,057)	(94,452)	(66,937)	(385,380)	(98,153)	(868,361)
Class I	(465,446)	(440,453)	(390,144)	(498,274)	(4,163)	(749,992)

Net Increase (Decrease)	$(3,467,480)	$(141,923)	$120,262	$2,752,262	$(260,826)	$(1,695,387)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Capital Share Transactions (continued)

Year Ended July 31, 2006:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class A	71,457	42,050	17,248	43,460	91,689	26,515
Class B	108,372	19,311	34,602	102,991	110,773	49,743
Class I	224,228	124,214	131,859	102,118	1,920,641	38,931
Shares converted from Class B to Class A:
Class A	4,282,925	713,572	737,538	1,942,187	671,797	820,096
Class B	(4,283,667)	(713,575)	(737,538)	(1,942,220)	(671,797)	(820,142)
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	11,639	15,613	20,582	21,212	11,160	6,173
Class B	6,970	20,241	21,080	12,068	10,961	3,644
Class I	4,832	19,702	17,942	10,729	168	4,753
Shares redeemed:
Class A	(426,248)	(101,412)	(93,551)	(184,688)	(144,429)	(108,445)
Class B	(389,622)	(66,147)	(96,714)	(118,265)	(2,073,194)	(88,910)
Class I	(70,991)	(104,696)	(53,238)	(60,737)	(1,805)	(35,043)

Net Decrease	(460,105)	(31,127)	(190)	(71,145)	(74,036)	(102,685)

Year Ended July 31, 2006:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Value of shares sold:
Class A	$1,014,843	$431,875	$165,811	$680,603	$91,689	$1,082,953
Class B	1,501,873	201,137	337,469	1,576,432	110,773	1,995,063
Class I	3,176,225	1,282,036	1,276,403	1,590,397	1,920,641	1,587,473
Shares converted from Class B to Class A:
Class A	63,679,714	7,259,313	7,566,067	25,886,979	671,797	23,449,968
Class B	(63,679,714)	(7,259,313)	(7,566,067)	(25,886,979)	(671,797)	(23,449,968)
Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	161,788	160,005	197,657	332,358	11,160	246,729
Class B	96,812	209,938	205,033	183,552	10,961	145,634
Class I	67,545	203,505	173,255	166,846	168	190,202
Value redeemed:
Class A	(6,041,511)	(1,035,369)	(900,641)	(2,887,610)	(144,429)	(4,437,445)
Class B	(5,389,962)	(686,211)	(939,242)	(1,806,588)	(2,073,194)	(3,563,395)
Class I	(1,003,026)	(1,077,756)	(515,976)	(941,079)	(1,805)	(1,423,644)

Net Decrease	$(6,415,413)	$(310,840)	$(231)	$(1,105,089)	$(74,036)	$(4,176,430)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

6.	Investment Transactions

For the period ended January 31, 2007, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales
Value Growth	$7,272,087	$7,482,299
High Grade Bond	780,227	78,212
Strategic Yield	1,099,430	1,891,423
Managed	2,205,717	2,382,229
Blue Chip	—	1,242,881

The U.S. federal income tax basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of January 31, 2007, by Portfolio, was composed of the following:

	Tax Cost of Investments in Securities	Gross Unrealized		Net Unrealized Appreciation of Investments
Portfolio		Appreciation	Depreciation
Value Growth	$73,708,523	$13,324,383	$5,578,199	$7,746,184
High Grade Bond	14,086,127	308,248	137,113	171,135
Strategic Yield	12,580,113	468,636	113,384	355,252
Managed	40,715,277	7,462,684	1,138,023	6,324,661
Blue Chip	39,518,433	26,445,053	3,012,029	23,433,024

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

7.	Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

Ordinary Income Dividends:

	High Grade Bond			Strategic Yield			Money Market
Payable Date	Class A	Class B	Class I	Class A	Class B	Class I	Class A	Class B	Class I
August 31, 2006	$0.0362	$0.0323	$0.0430	$0.0454	$0.0431	$0.0522	$0.0030	$0.0028	$0.0039
September 29, 2006	0.0364	0.0331	0.0429	0.0559	0.0540	0.0623	0.0028	0.0026	0.0035
October 31, 2006	0.0370	0.0335	0.0443	0.0414	0.0395	0.0486	0.0030	0.0028	0.0038
November 30, 2006	0.0358	0.0327	0.0427	0.0437	0.0420	0.0502	0.0028	0.0026	0.0035
December 29, 2006	0.0347	0.0318	0.0414	0.0378	0.0362	0.0443	0.0027	0.0025	0.0033
January 31, 2007	0.0413	0.0383	0.0484	0.0622	0.0605	0.0693	0.0031	0.0029	0.0037

Total Dividends per Share	$0.2214	$0.2017	$0.2627	$0.2864	$0.2753	$0.3269	$0.0174	$0.0162	$0.0217

In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the period ended January 31, 2007, for the following Portfolios:

Ordinary Income Dividends:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
				Class A	Class B	Class I
Managed	10/30/06	10/30/06	10/31/06	$0.0838	$0.0653	$0.1093
Value Growth	12/27/06	12/27/06	12/28/06	0.0970	0.0466	0.1667
Managed	12/27/06	12/27/06	12/28/06	0.0567	0.0447	0.0744
Blue Chip	12/27/06	12/27/06	12/28/06	0.4763	0.2867	0.7839

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

7.	Dividends and Distributions to Shareholders (continued)

Capital Gains Distributions:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
				Class A	Class B	Class I
Managed	12/27/06	12/27/06	12/28/06	$1.3048	$1.3048	$1.3048

The tax character of dividends and distributions to shareholders during the six months ended January 31, 2007 and the year ended July 31, 2006 was the same as for financial reporting purposes.

Federal Income Taxes

For the period ended January 31, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to the maximum amount of the following dividends as taxed at a maximum rate of 15%.

Portfolio	Maximum Amount
Value Growth – Class A	$370,782
Value Growth – Class B	39,336
Value Growth – Class I	105,329
High Grade Bond – Class A	142,851
High Grade Bond – Class B	61,604
High Grade Bond – Class I	118,762
Strategic Yield – Class A	193,357
Strategic Yield – Class B	58,860
Strategic Yield – Class I	144,160
Managed – Class A	251,207
Managed – Class B	55,882
Managed – Class I	97,266
Money Market – Class A	9,667
Money Market – Class B	4,106
Money Market – Class I	52,556
Blue Chip – Class A	349,971
Blue Chip – Class B	98,233
Blue Chip – Class I	218,485

Complete information will be computed and reported in conjunction with the completion and mailing of the Fund’s 2007 Form 1099-DIV to be sent to Fund shareholders.

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Period ended January 31, 2007 (Unaudited) and

Years ended July 31, 2006, 2005, 2004, 2003 and 2002

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Value Growth Portfolio
Class A:
2007	$14.02	$0.08		$1.46	$1.54	$(0.10)	$—	$(0.10)
2006 (3)	13.88	0.09		0.10	0.19	(0.05)	—	(0.05)
Class B:
2007	$13.98	$0.03		$1.45	$1.48	$(0.05)	$—	$(0.05)
2006	13.79	0.05		0.19	0.24	(0.05)	—	(0.05)
2005	11.71	0.05		2.05	2.10	(0.02)	—	(0.02)
2004	10.17	0.02		1.55	1.57	(0.03)	—	(0.03)
2003	8.99	0.03		1.17	1.20	(0.02)	—	(0.02)
2002	10.28	0.04		(1.26)	(1.22)	(0.07)	—	(0.07)
Class I:
2007	$14.17	$0.11		$1.48	$1.59	$(0.17)	$—	$(0.17)
2006	13.92	0.17		0.23	0.40	(0.15)	—	(0.15)
2005	11.81	0.16		2.07	2.23	(0.12)	—	(0.12)
2004	10.26	0.11		1.57	1.68	(0.13)	—	(0.13)
2003	9.06	0.16		1.14	1.30	(0.10)	—	(0.10)
2002	10.35	0.13		(1.26)	(1.13)	(0.16)	—	(0.16)
High Grade Bond Portfolio
Class A:
2007	$10.20	$0.22		$0.17	$0.39	$(0.22)	$—	$(0.22)
2006 (3)	10.33	0.28		(0.13)	0.15	(0.28)	—	(0.28)
Class B:
2007	$10.20	$0.20		$0.16	$0.36	$(0.20)	$—	$(0.20)
2006	10.52	0.40		(0.32)	0.08	(0.40)	—	(0.40)
2005	10.52	0.41		—	0.41	(0.41)	—	(0.41)
2004	10.46	0.41		0.09	0.50	(0.41)	(0.03)	(0.44)
2003	10.49	0.39		(0.01)	0.38	(0.39)	(0.02)	(0.41)
2002	10.36	0.48		0.15	0.63	(0.48)	(0.02)	(0.50)
Class I:
2007	$10.20	$0.26		$0.17	$0.43	$(0.26)	$—	$(0.26)
2006	10.53	0.51		(0.33)	0.18	(0.51)	—	(0.51)
2005	10.53	0.51		—	0.51	(0.51)	—	(0.51)
2004	10.46	0.51		0.10	0.61	(0.51)	(0.03)	(0.54)
2003	10.49	0.49	(2)	(0.01)	0.48	(0.49)	(0.02)	(0.51)
2002	10.37	0.57		0.14	0.71	(0.57)	(0.02)	(0.59)

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$15.46	10.97%	$58,249	1.38%	1.37%	0.95%	11%
14.02	1.36%	55,250	1.52%	1.51%	0.63%	30%

$15.41	10.56%	$12,993	1.89%	1.88%	0.43%	11%
13.98	1.73%	13,239	1.83%	1.82%	0.30%	30%
13.79	17.91%	75,905	1.60%	1.60%	0.36%	17%
11.71	15.42%	69,495	1.62%	1.61%	0.13%	14%
10.17	13.37%	63,473	1.78%	1.78%	0.29%	11%
8.99	(11.98)%	58,231	1.66%	1.65%	0.40%	20%

$15.59	11.21%	$9,985	0.76%	0.75%	1.56%	11%
14.17	2.91%	8,478	0.72%	0.71%	1.44%	30%
13.92	18.98%	6,131	0.71%	0.70%	1.25%	17%
11.81	16.40%	5,215	0.73%	0.73%	1.02%	14%
10.26	14.48%	4,205	0.81%	0.81%	1.30%	11%
9.06	(11.14)%	4,852	0.76%	0.75%	1.30%	20%

$10.37	3.85%	$6,470	1.51%	1.51%	4.23%	5%
10.20	1.46%	6,831	1.57%	1.56%	4.08%	12%

$10.36	3.56%	$3,179	1.88%	1.88%	3.86%	5%
10.20	0.75%	3,260	1.80%	1.80%	3.85%	12%
10.52	3.93%	11,153	1.68%	1.68%	3.86%	13%
10.52	4.79%	12,287	1.67%	1.67%	3.81%	12%
10.46	3.58%	13,138	1.74%	1.74%	3.64%	23%
10.49	6.29%	13,554	1.66%	1.66%	4.68%	21%

$10.37	4.26%	$4,732	0.72%	0.72%	5.02%	5%
10.20	1.75%	4,196	0.71%	0.71%	4.94%	12%
10.53	4.95%	3,917	0.70%	0.70%	4.82%	13%
10.53	5.89%	4,641	0.70%	0.70%	4.77%	12%
10.46	4.58%	4,429	0.83%	0.77%	4.52%	23%
10.49	7.06%	2,280	0.83%	0.82%	5.51%	21%

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS (continued)

Period ended January 31, 2007 (Unaudited) and

Years ended July 31, 2006, 2005, 2004, 2003 and 2002

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Strategic Yield Portfolio
Class A:
2007	$9.52	$0.29	(2)	$0.26	$0.55	$(0.29)	$—	$(0.29)
2006 (3)	9.66	0.33	(2)	(0.14)	0.19	(0.33)	—	(0.33)
Class B:
2007	$9.52	$0.28	(2)	$0.25	$0.53	$(0.28)	$—	$(0.28)
2006	9.91	0.47	(2)	(0.39)	0.08	(0.47)	—	(0.47)
2005	9.71	0.50		0.20	0.70	(0.50)	—	(0.50)
2004	9.30	0.54		0.41	0.95	(0.54)	—	(0.54)
2003	9.43	0.59	(2)	(0.13)	0.46	(0.59)	—	(0.59)
2002	9.55	0.60		(0.12)	0.48	(0.60)	—	(0.60)
Class I:
2007	$9.52	$0.33		$0.25	$0.58	$(0.33)	$—	$(0.33)
2006	9.91	0.57		(0.39)	0.18	(0.57)	—	(0.57)
2005	9.70	0.61		0.21	0.82	(0.61)	—	(0.61)
2004	9.29	0.63		0.41	1.04	(0.63)	—	(0.63)
2003	9.43	0.69		(0.14)	0.55	(0.69)	—	(0.69)
2002	9.55	0.68		(0.12)	0.56	(0.68)	—	(0.68)
Managed Portfolio
Class A:
2007	$15.66	$0.16	(2)	$1.03	$1.19	$(0.14)	$(1.30)	$(1.44)
2006 (3)	15.26	0.19	(2)	0.40	0.59	(0.19)	—	(0.19)
Class B:
2007	$15.65	$0.12	(2)	$1.03	$1.15	$(0.11)	$(1.30)	$(1.41)
2006	15.27	0.19	(2)	0.38	0.57	(0.19)	—	(0.19)
2005	13.79	0.13		1.48	1.61	(0.13)	—	(0.13)
2004	12.50	0.15		1.29	1.44	(0.15)	—	(0.15)
2003	11.26	0.18		1.24	1.42	(0.18)	—	(0.18)
2002	12.46	0.22		(1.20)	(0.98)	(0.22)	—	(0.22)
Class I:
2007	$15.71	$0.21		$1.04	$1.25	$(0.18)	$(1.30)	$(1.48)
2006	15.32	0.35		0.39	0.74	(0.35)	—	(0.35)
2005	13.82	0.27		1.50	1.77	(0.27)	—	(0.27)
2004	12.53	0.27		1.29	1.56	(0.27)	—	(0.27)
2003	11.29	0.31	(2)	1.24	1.55	(0.31)	—	(0.31)
2002	12.49	0.34		(1.20)	(0.86)	(0.34)	—	(0.34)

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$9.78	5.79%	$6,582	1.76%	1.75%	5.85%	9%
9.52	1.97%	6,494	1.80%	1.79%	5.20%	8%

$9.77	5.56%	$2,094	2.28%	1.97%	5.63%	9%
9.52	0.80%	2,121	2.17%	1.99%	4.91%	8%
9.91	7.34%	9,927	1.92%	1.92%	5.06%	7%
9.71	10.33%	10,309	1.91%	1.91%	5.55%	31%
9.30	5.05%	10,530	2.00%	2.00%	6.33%	44%
9.43	5.13%	10,552	1.93%	1.93%	6.27%	33%

$9.77	6.13%	$4,441	0.92%	0.91%	6.69%	9%
9.52	1.93%	4,047	0.88%	0.87%	6.11%	8%
9.91	8.59%	3,256	0.86%	0.86%	6.11%	7%
9.70	11.46%	2,952	0.89%	0.89%	6.53%	31%
9.29	5.99%	2,736	0.99%	0.98%	7.29%	44%
9.43	6.11%	2,130	0.98%	0.97%	7.22%	33%

$15.41	7.68%	$29,655	1.56%	1.55%	1.95%	6%
15.66	3.86%	28,539	1.69%	1.68%	1.48%	36%

$15.39	7.41%	$8,431	2.11%	2.00%	1.51%	6%
15.65	3.73%	8,686	2.09%	1.99%	1.16%	36%
15.27	11.73%	38,193	1.80%	1.80%	0.90%	27%
13.79	11.50%	36,152	1.79%	1.79%	1.06%	14%
12.50	12.74%	34,540	1.96%	1.95%	1.55%	22%
11.26	(7.91)%	31,813	1.85%	1.84%	1.80%	20%

$15.48	8.07%	$9,011	0.86%	0.85%	2.64%	6%
15.71	4.91%	7,802	0.85%	0.84%	2.32%	36%
15.32	12.91%	6,808	0.82%	0.82%	1.88%	27%
13.82	12.50%	5,726	0.84%	0.84%	2.00%	14%
12.53	13.96%	4,664	0.95%	0.92%	2.57%	22%
11.29	(7.01)%	3,482	0.89%	0.88%	2.76%	20%

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS (continued)

Period ended January 31, 2007 (Unaudited) and

Years ended July 31, 2006, 2005, 2004, 2003 and 2002

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Money Market Portfolio
Class A:
2007	$1.00	$0.02	(2)	$—	$0.02	$(0.02)	$—	$(0.02)
2006 (3)	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
Class B:
2007	$1.00	$0.02	(2)	$—	$0.02	$(0.02)	$—	$(0.02)
2006	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2004	1.00	—	(2)	—	—	—	—	—
2003	1.00	—	(2)	—	—	—	—	—
2002	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Class I:
2007	$1.00	$0.02		$—	$0.02	$(0.02)	$—	$(0.02)
2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2004	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2003	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2002	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Blue Chip Portfolio
Class A:
2007	$41.52	$0.27		$4.99	$5.26	$(0.48)	$—	$(0.48)
2006 (3)	40.63	0.39		0.83	1.22	(0.33)	—	(0.33)
Class B:
2007	$41.41	$0.18		$4.98	$5.16	$(0.29)	$—	$(0.29)
2006	39.88	0.28		1.58	1.86	(0.33)	—	(0.33)
2005	37.26	0.40		2.57	2.97	(0.35)	—	(0.35)
2004	34.44	0.21		2.79	3.00	(0.18)	—	(0.18)
2003	32.16	0.14		2.23	2.37	(0.09)	—	(0.09)
2002	41.06	0.08		(8.94)	(8.86)	(0.04)	—	(0.04)
Class I:
2007	$41.78	$0.42		$5.05	$5.47	$(0.78)	$—	$(0.78)
2006	40.17	0.75		1.60	2.35	(0.74)	—	(0.74)
2005	37.49	0.80		2.61	3.41	(0.73)	—	(0.73)
2004	34.65	0.59		2.80	3.39	(0.55)	—	(0.55)
2003	32.45	0.56	(2)	2.15	2.71	(0.51)	—	(0.51)
2002	41.42	0.43		(8.97)	(8.54)	(0.43)	—	(0.43)

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1.00	1.76%	$450	2.58%	1.75%	3.46%	0%
1.00	1.81%	630	1.90%	1.88%	2.33%	0%

$1.00	1.63%	$248	2.94%	2.00%	3.22%	0%
1.00	1.98%	330	2.08%	1.99%	1.89%	0%
1.00	0.74%	2,953	1.82%	1.54%	0.74%	0%
1.00	0.14%	2,986	1.83%	0.88%	0.14%	0%
1.00	0.22%	2,978	1.82%	1.14%	0.22%	0%
1.00	0.69%	3,135	1.75%	1.48%	0.71%	0%

$1.00	2.19%	$2,420	0.91%	0.90%	4.31%	0%
1.00	3.38%	2,419	0.84%	0.84%	3.71%	0%
1.00	1.37%	500	1.06%	0.92%	1.36%	0%
1.00	0.46%	500	0.99%	0.51%	0.51%	0%
1.00	0.79%	1,794	0.84%	0.56%	0.79%	0%
1.00	1.42%	1,175	0.90%	0.74%	1.39%	0%

$46.30	12.67%	$34,116	1.27%	1.26%	1.16%	0%
41.52	3.03%	30,903	1.41%	1.41%	0.93%	0%

$46.28	12.46%	$15,681	1.64%	1.63%	0.80%	0%
41.41	4.68%	15,783	1.66%	1.65%	0.65%	0%
39.88	7.98%	49,326	1.46%	1.46%	1.03%	0%
37.26	8.70%	48,373	1.45%	1.45%	0.57%	1%
34.44	7.42%	44,919	1.64%	1.64%	0.44%	20%
32.16	(21.59)%	41,510	1.49%	1.49%	0.21%	0%

$46.47	13.12%	$13,150	0.49%	0.49%	1.93%	0%
41.78	5.93%	11,354	0.48%	0.47%	1.84%	0%
40.17	9.11%	10,569	0.44%	0.44%	2.04%	0%
37.49	9.77%	10,048	0.45%	0.45%	1.57%	1%
34.65	8.56%	9,417	0.65%	0.56%	1.50%	20%
32.45	(20.80)%	5,026	0.49%	0.49%	1.21%	0%

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge or front-end sales charge is not reflected in the calculation of total investment return.
(2)	Without EquiTrust Marketing or EquiTrust Investment's reimbursement of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following funds would have had per share net investment income as shown:

	Year	Per Share Net Investment Income	Amount Reimbursed
High Grade Bond Portfolio
Class I	2003	$0.48	$1,935
Strategic Yield Portfolio
Class A	2007	$0.29	$159
	2006	0.33	94
Class B	2007	0.26	3,151
	2006	0.45	4,291
	2003	0.59	291
Managed Portfolio
Class A	2007	$0.16	$179
	2006	0.19	188
Class B	2007	0.11	4,743
	2006	0.17	8,503
Class I	2003	0.31	1,275
Money Market Portfolio
Class A	2007	$0.01	$2,299
	2006	0.02	140
Class B	2007	0.01	1,200
	2006	0.02	1,041
	2005	–	8,339
	2004	–	27,788
	2003	–	20,717
	2002	–	8,374
Class I	2005	0.01	668
	2004	0.01	4,537
	2003	0.01	4,854
	2002	0.01	1,603
Blue Chip Portfolio
Class I	2003	$0.54	$6,140

(3)	Class A financial highlights are for the period December 1, 2005 to July 31, 2006. Respective ratios/supplemental data are computed on an annualized basis.

APPROVAL OF THE INVESTMENT ADVISORY CONTRACT

On November 16, 2006 the Board of Directors, including a majority of the directors who are not parties to or “interested persons” of either party to the investment advisory contract (the “independent directors”), approved for continuance the Investment Advisory and Management Services Agreement dated November 11, 1987 between the Blue Chip Portfolio of EquiTrust Series Fund, Inc. (the “Fund”) and EquiTrust Investment Management Services, Inc. (“Adviser”), and the Agreement as amended and restated June 25, 2003 and July 3, 2003 between all Portfolios of the Fund except the Blue Chip Portfolio and the Adviser (collectively the “Agreement”).

The Board of Directors, including a majority of the independent directors, determined that approval of the Agreement was in the best interests of the Fund. The independent directors were assisted by independent legal counsel in making their determination.

The Board noted that the Adviser has managed each Portfolio since its inception. The Board recognizes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders have invested in the Portfolios knowing that the Adviser managed the Portfolios and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by the Adviser to the Portfolios, the Board considered the functions performed by the Adviser and the personnel providing such services, the Adviser’s financial condition and the compliance regime created by the Adviser, including the fact that the Fund has had no material compliance issues.

The Board also reviewed and discussed reports prepared by the Adviser containing information on each Portfolio’s total returns and average annual total returns over various periods of time as compared to relevant market indices and a peer group of funds pursuing broadly similar strategies. The Board also considered for each Portfolio, with the exception of the Money Market Portfolio, the Portfolio’s Morningstar rating. The Board concluded that as to each Portfolio, the investment performance was satisfactory, and in some cases, good versus relevant market indices, and was generally in line with the other mutual funds included in the reports. Based on the information provided, the Board concluded that the nature and extent of services provided to each Portfolio were appropriate and that the quality was good.

Fees and Expenses. For the Class A Shares and Class B Shares of each Portfolio, the Board compared the amounts paid to the Adviser for advisory services and for all classes of shares of each Portfolio, the Board compared expense ratios with other registered funds pursuing broadly similar strategies as included in reports prepared by the Adviser. This information showed that the advisory fee of each Portfolio other than the Managed Portfolio-Class B Shares was below average compared to other mutual funds pursuing broadly similar strategies. This information also showed that the expense ratios of the Class B Shares of the Value Growth and Blue Chip Portfolios and the Institutional Class Shares of the Managed, Value Growth and Blue Chip Portfolios were below average compared to similar mutual funds, and that the expense ratios of the Class B Shares of the High Grade Bond, Money Market, Managed and Strategic Yield Portfolios, the Class A Shares of each of the Portfolios and the Institutional Class Shares of the Money Market, High Grade Bond and Strategic Yield Portfolios were higher than average. For those Portfolios with expense ratios higher than average, the Board considered that the higher expenses may be due to the low average shareholder account size and the large number of shareholder accounts. In addition, the Board considered amounts paid to the Adviser by funds which serve as investment options for variable insurance products and by the EquiTrust Money Market Fund. The Board received information from the Adviser regarding the Adviser’s standard advisory fee schedules for the Adviser’s other clients. With respect to the Adviser’s other clients, the Board considered that the mix of services provided and the level of responsibility required under the Agreement with the Fund were different than the Adviser’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. With respect to other EquiTrust funds, the Board considered differences in fund and fee structures in light of the different distribution channels of the funds.

The Board also considered that the Adviser has reimbursed expenses for the Portfolios over various periods of time. Based on the information considered, the Board concluded that each Portfolio’s advisory fee was reasonable and appropriate in amount given the quality of services provided.

Profitability. With respect to the costs of services provided and profits realized by the Adviser, the Board considered the advisory fees received by the Adviser from each Portfolio, and requested and received from the Adviser information on each Portfolio’s net assets and expense ratios over a ten-year period. The Board also considered the fact that the Adviser continues to be subject to an expense reimbursement agreement and that the Adviser has kept expenses at a reasonable level. Based on this information, the Board concluded for each Portfolio that the Adviser’s profitability was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Portfolio grows and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board reviewed each Portfolio’s net assets and expense ratios over a ten-year period. The Board noted that the High Grade Bond, Managed, Strategic Yield and Value Growth Portfolios have advisory fee breakpoints designed to share economies of scale with shareholders. The Board also considered that the current size of each Portfolio does not lend itself to economies of scale. The Board concluded with respect to each of the Portfolios, that the total expense ratios were reasonable.

Other Benefits to the Adviser and its Affiliates. The Board considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their relationship with the Fund, including fees received by the Adviser for accounting services, shareholder services, dividend disbursing and transfer agent services and fees received by an affiliate of the Adviser for distribution services. The Board also considered the Adviser’s placement of trades for certain of the Fund’s portfolios with broker-dealers that provide research products and services, in addition to the execution of the securities transactions. In doing so, the Board considered the Adviser’s determination that, among other things, the level and amount of such commissions were reasonable in relation to the value and type of research and services received, including the benefit of the research to the portfolio managers in the performance of their investment decision-making responsibilities. The Board concluded that, taking into account these benefits, the Portfolios’ advisory fees were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Agreement. The Board of Directors, including the independent directors, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

INFORMATION ON PROXY VOTING

The Fund has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Investment. A description of the policies and procedures that the EquiTrust Investment uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2006 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

FORM N-Q DISCLOSURE

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedules of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this Item.

Item 11.	Controls and Procedures

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Series Fund, Inc.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: 3/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: 3/23/07

By:	/s/ James P. Brannen
Name: James P. Brannen
Title: Chief Financial Officer
Date: 3/27/07